Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

(6) Income Taxes

        The Company's effective tax rates for the six month periods ended June 30, 2012 and 2013 are 2.3% and 40.6%, respectively. The Company incurred a discrete tax expense relating to a change in its state apportionment percentage during the six months ended June 30, 2013, which increased the effective tax rate by 1.3%. Excluding this discrete expense, the effective rate would have been 39.3%. The Company has computed the provision for income taxes based on the estimated annual effective tax rates and the application of discrete items, if any, in the period applicable. Effective with the Reorganization on October 5, 2012, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense. For all periods prior to the Reorganization, the Company filed its income tax returns as a limited liability company and was taxed as a "pass through" partnership for federal and state income tax purposes and recognized no federal and state income taxes, as the members of the LLC, and not the Company itself, were subject to income tax on their allocated share of the Company's earnings. The effective tax rate differs from the statutory tax rate due primarily to non-deductible expense related to non-cash equity-based compensation, and meals and entertainment.

        During the six months ended June 30, 2012 and 2013, the Company recorded an unrecognized tax benefit in the amount of $18 and $973, respectively, for uncertain tax positions taken in prior years. To the extent these unrecognized tax benefits are ultimately recognized, the Company's effective tax rate may be impacted in future periods.

        The Company recognizes interest expense and tax penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. The Company did not accrue any interest or penalties related to unrecognized tax benefits for the six months ended June 30, 2012. The Company accrued interest and penalties in the amount of $11 related to unrecognized tax benefits for the six months ended June 30, 2013.

(5) Income Taxes

        The following table summarizes the consolidated provision for income taxes:

	Year Ended December 31,
	2010	2011	2012
Current:
Federal provision	$—	$—	$4,329
State & local provision	1,169	723	1,233
Deferred:
Federal (benefit)	—	—	(29,772)
State & local (benefit) provision	(293)	253	(1,528)

Provision (benefit) for income taxes	$876	$976	$(25,738)

        The provision for income taxes differs from statutory income tax rate as follows:

	Year Ended December 31,
	2010	2011	2012
U.S. income tax at federal statutory rate	—%	—%	35.00%
State and local taxes, net of federal benefit	4.00%	4.00%	2.84%
Benefit from change in tax status	—%	—%	(31.36)%
LLC income not subject to federal and state tax	—%	—%	(131.83)%
Non-deductible—restricted stock	—%	—%	7.25%
Non-deductible—other	0.40%	0.50%	0.34%

Total provision (benefit) for income taxes	4.40%	4.50%	(117.76)%

        Effective with the Reorganization, the Company became a Delaware corporation, and therefore became subject to federal and state tax expense beginning October 6, 2012. As a result of this tax status change, the Company recorded an incremental net deferred tax asset and a one-time non-cash tax benefit of approximately $28,811.

        The Company's tax effects of temporary differences and tax carryforwards that give rise to significant portions of the deferred tax assets are presented below:

	Year Ended December 31,
	2011	2012
Deferred tax assets:
Deferred revenue	$547	$14,237
Intangible amortization	—	14,861
Non-income tax reserve	91	2,576
Non-cash equity-based compensation	60	1,136
Other liabilities	10	384

Net deferred tax assets	708	33,194
Deferred tax liabilities:
Depreciation and amortization	(6)	(1,195)

Net deferred tax assets	$702	$31,999

        The following table summarizes changes to the Company's unrecognized tax benefits as follows:

	Year Ended December 31,
	2011	2012
Balance of unrecognized tax benefits at January 1	$—	$60
Gross additions for tax positions for prior years	—	18
Gross additions for tax positions for current year	60	727
Gross expirations	—	—
Gross settlements	—	—

Balance of unrecognized tax benefits at December 31	$60	$805

        There was no unrecognized tax benefit recorded during the year ended December 31, 2010. The liability for unrecognized tax benefits is included in other non-current liabilities. The Company has no on-going tax examinations. The Company is no longer subject to U.S. Federal or state and local tax examinations by tax authorities for years before 2008. The Company does not anticipate significant changes to its uncertain tax positions through the next fiscal year.